Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

(each a series of Forethought Variable Insurance Trust)

(each a “Portfolio”)

Class I, II and III shares

Supplement dated December 20, 2024

to the Prospectus

dated May 1, 2024, as supplemented to date (the “Prospectus”)

Effective October 31, 2024, Ronald Arons no longer serves as a portfolio manager of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. Accordingly, effective immediately, all references to Mr. Arons in the Prospectus are deleted in their entirety.

This Supplement and the Summary Prospectus, Prospectus and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1080_122024

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

(each a series of Forethought Variable Insurance Trust)

(each a “Portfolio”)

Class I, II and III shares

Supplement dated December 20, 2024

to the Statement of Additional Information

dated May 1, 2024, as supplemented to date (the “SAI”)

Effective October 31, 2024, Ronald Arons no longer serves as a portfolio manager of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. Accordingly, effective immediately, all references to Mr. Arons in the SAI are deleted in their entirety.

This Supplement and the Summary Prospectus, Prospectus and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1081_122024